Property, Plant and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 526,206	$ 1,057,117
Impairment loss		1,591,766
Net book value of robot assets		$ 695,000